Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation Of The Company’s Revenue From Continuing Operations - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation Of The Company’s Revenue From Continuing Operations [Line Items]
Revenues from continuing operation	$ 5,161,698	$ 6,030,178
Sales of E-Bicycles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation Of The Company’s Revenue From Continuing Operations [Line Items]
Revenues from continuing operation	3,001,709	4,055,330
Sales of Batteries and Battery Packs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation Of The Company’s Revenue From Continuing Operations [Line Items]
Revenues from continuing operation	1,732,871	1,581,023
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation Of The Company’s Revenue From Continuing Operations [Line Items]
Revenues from continuing operation	$ 427,118	$ 393,825